Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,600,000,000
Previously Paid Amount	0
Total Fee Amount	911,460
Total Offset Amount	0
Net Fee	$ 911,460